BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2018
Basis Of Preparation Tables Abstract
Functional and presentation currency
Currency

CordovaCann Corp.	Canadian
CordovaCann Holdings Canada, Inc.	Canadian
CordovaCann Holdings, Inc.	United States
Cordova CO Holdings, LLC	United States
Cordova OR Holdings, LLC	United States
Cordova OR Operations, LLC (27.5%)	United States